UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust
(Exact name of registrant as specified in charter)

645 Madison Avenue
12th Floor
New York, NY 10022
(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
645 Madison Avenue
12th Floor
New York, NY 10022
(Name and address of agent for service)

Copies to:

Clair Pagnano, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: JHT 1732
One Lincoln Street	200 Clarendon Street
Boston, Massachusetts 02111-2950	Boston, MA 02116

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
June 30, 2010

Shares	Description	Value
COMMON STOCKS — 61.3%
Belgium — 0.3%
154,632	Sofina SA	$12,022,450

France — 10.8%
159,488	Bolloré	25,753,692
1,390,841	Bureau Veritas SA	75,702,139
341,640	Carrefour SA	13,677,933
148,310	Ciments Français SA	11,099,283
39,195	Financière de l’Odet SA	12,413,285
1,438,571	GDF Suez SA	41,340,168
61,668	Groupe Crit	1,508,214
174,805	Guyenne et Gascogne SA	16,581,382
570,860	Legrand SA	17,067,957
129,421	Neopost SA	9,418,197
698,014	Publicis Groupe SA	28,065,256
70,471	Robertet SA	8,617,544
40,590	Séché Environnement SA	2,618,271
1,501,053	Sodexo	83,976,970
5,120	Sucrière de Pithiviers-Le-Vieil SA	4,213,646
898,330	Teleperformance	22,558,161
1,822,320	Total SA, ADR	81,348,365
2,609,133	Vivendi SA	53,649,560
		509,610,023

Germany — 0.5%
2,760,671	Wirecard AG	23,698,717

Hong Kong — 0.2%
14,239,070	Clear Media Ltd. (a)	7,844,664

India — 0.3%
1,698,689	Federal Bank Ltd.	11,603,167
394,833	Patni Computer Systems Ltd.	4,405,263
		16,008,430

Japan — 13.9%
1,569,000	Amada Co., Ltd.	10,470,056
4,022,100	Astellas Pharma Inc.	136,018,538
334,000	Canon Inc.	12,579,540
1,050,800	Cosel Co., Ltd.	16,246,605
225,800	FANUC Ltd.	25,896,194
402,100	Icom Inc.	9,218,534
303,000	Kanamoto Co., Ltd.	1,425,640
10,822	KDDI Corp.	51,958,819
1,388,270	Kose Corp.	32,848,056
148,300	Kyocera Corp.	12,177,323
20,950	Medikit Co., Ltd.	5,212,916
641,800	Meitec Corp.	11,686,908
348,200	Milbon Co., Ltd.	8,353,019
1,396,613	Miura Co., Ltd.	32,034,510
322,900	Nifco Inc.	6,749,072
1,636,900	Nippon Thompson Co., Ltd.	11,219,379
494,400	Nissin Healthcare Food Service Co., Ltd.	6,447,359
182,700	Nitto Kohki Co., Ltd.	4,035,663
41,621	NTT DoCoMo, Inc.	63,315,325
3,221	Pasona Group Inc.	2,091,109
2,658,900	Secom Co., Ltd.	118,938,523
11,900	Secom Joshinetsu Co., Ltd.	273,088
3,379,700	Shoei Co., Ltd. (b)	22,744,121

See Notes to Schedule of Investments.

1

Shares	Description	Value
Japan — 13.9% (continued)
466,320	Shofu Inc.	$3,697,227
154,400	SMC Corp.	20,903,331
849	Techno Medica Co., Ltd.	2,515,840
1,944,700	Temp Holdings Co., Ltd.	17,486,134
1,856,580	Toshiba Machine Co., Ltd.	7,601,447
		654,144,276

Malaysia — 2.9%
163,190,300	Genting Malaysia Bhd	137,609,118

South Africa — 0.6%
2,014,240	Net 1 UEPS Technologies Inc. (a)	27,010,958

South Korea — 5.4%
73,530	Fursys Inc.	1,985,728
2,203,410	Kangwon Land, Inc.	33,358,635
905,455	KT&G Corp.	44,607,162
41,200	Lotte Chilsung Beverage Co., Ltd.	26,736,936
28,406	Lotte Confectionery Co., Ltd.	29,638,860
156,530	Nong Shim Co., Ltd.	29,334,204
285,988	SK Holdings Co., Ltd.	20,455,047
4,255,700	SK Telecom Co., Ltd., ADR	62,686,461
38,450	SK Telecom Co., Ltd.	5,050,247
		253,853,280

Switzerland — 3.3%
74,190	Affichage Holding SA (a)	8,328,608
17,231	Banque Cantonale Vaudoise	7,121,966
2,317,280	Nestlé SA	112,225,278
104,200	Panalpina Welttransport (Holding) AG (a)	8,275,289
228,086	Schindler Holding AG	19,341,337
		155,292,478

Taiwan — 0.1%
2,603,000	Taiwan Secom Co., Ltd.	4,091,048

Thailand — 0.6%
4,114,106	Bangkok Bank Public Co., Ltd., NVDR	15,877,223
55,329,790	Thai Beverage Public Co., Ltd.	11,071,494
		26,948,717

United Kingdom — 1.5%
276,230	Diageo Plc, ADR	17,330,670
14,734,130	Vodafone Group Plc	30,632,859
1,203,360	Vodafone Group Plc, ADR	24,873,451
		72,836,980

United States — 20.9%
1,098,300	Amdocs Ltd. (a)	29,489,355
2,072,400	Aon Corp.	76,927,488
160	Berkshire Hathaway Inc., Class ‘A’ (a)	19,200,000
2,265,617	Cintas Corp.	54,306,839
618,390	Contango Oil & Gas Co. (a)	27,672,953
215,010	Costco Wholesale Corp.	11,867,735
5,817,910	Dell Inc. (a)	70,163,995
2,050,570	eBay Inc. (a)	40,211,678
88,550	Frontier Oil Corp. (c)	1,190,998
1,061,536	Gulfport Energy Corp. (a)	12,589,817
801,633	International Speedway Corp., Class ‘A’	20,650,066

See Notes to Schedule of Investments.

2

Shares		Description	Value
United States — 20.9% (continued)
329,780		Kelly Services Inc., Class ‘A’ (a)	$4,903,829
3,788,610		Liberty Media Corp., Interactive Group, Series ‘A’ (a)	39,780,405
3,776,548		Marsh & McLennan Cos., Inc.	85,161,157
516,626		MasterCard Inc.	103,082,386
2,943,300		MetroPCS Communications Inc. (a)(c)	24,105,627
2,139,050		Microsoft Corp.	49,219,540
2,286,930		Sara Lee Corp.	32,245,713
1,549,645		Sealed Air Corp.	30,558,999
2,866,972		Symantec Corp. (a)	39,793,571
750,000		Telephone & Data Systems Inc.	22,792,500
5,784,239		ValueClick Inc. (a)(b)	61,833,515
1,351,830		Wal Mart Stores, Inc.	64,982,468
150,041		The Washington Post Co., Class ‘B’	61,588,830
			984,319,464

		TOTAL COMMON STOCKS
		(Cost — $2,901,344,908)	2,885,290,603

Principal
Amount
CORPORATE NOTES & BONDS — 14.3%
Australia — 0.4%
17,382,000	USD	FMG Finance Property, Ltd., 10.625% due 9/1/2016 (d)	19,207,110

France — 3.3%
7,900,000	EUR	Ciments Français SA, 4.75% due 4/4/2017	9,728,600
22,900,000	EUR	Imerys SA, 5% due 4/18/2017	28,523,698
3,950,000	EUR	Lafarge SA, 5.375% due 6/26/2017	4,720,885
		Wendel:
43,950,000	EUR	4.875% due 5/26/2016 (d)	46,488,771
64,850,000	EUR	4.375% due 8/9/2017	63,837,950
			153,299,904

Netherlands — 1.3%
27,543,000	EUR	ASML Holding NV, 5.75% due 6/13/2017	34,799,493
		UPC Holding BV:
4,812,000	EUR	8.625% due 1/15/2014 (d)	5,810,798
7,186,000	EUR	7.75% due 1/15/2014 (d)	8,545,744
12,329,000	EUR	8% due 11/1/2016 (d)	14,398,071
			63,554,106

United States — 9.3%
16,155,000	USD	Blount Inc., 8.875% due 8/1/2012	16,276,163
		Brandywine Operating Partnership, LP:
8,109,000	USD	7.5% due 5/15/2015	8,850,949
4,631,000	USD	6% due 4/1/2016	4,726,778
14,795,000	USD	5.7% due 5/1/2017	14,474,614
		Clear Channel Worldwide Holdings Inc.:
6,207,000	USD	Series ‘A’, 9.25% due 12/15/2017 (d)	6,207,000
10,997,000	USD	Series ‘B’, 9.25% due 12/15/2017 (d)	11,106,970
		Cricket Communications Inc.:
69,446,000	USD	9.375% due 11/1/2014	70,834,920
31,525,000	USD	10% due 7/15/2015	33,101,250
2,000	USD	7.75% due 5/15/2016	2,050
18,800,000	USD	Denbury Resources Inc., 9.75% due 3/1/2016	20,398,000
6,024,000	USD	Frontier Oil Corp., 8.5% due 9/15/2016	6,129,420

See Notes to Schedule of Investments.

3

Principal Amount		Description	Value
United States — 9.3% (continued)
9,182,000	USD	Global Crossing Ltd., 12% due 9/15/2015 (d)	$9,778,830
3,593,000	GBP	Global Crossing UK Finance Plc, 11.75% due 12/15/2014	5,341,462
1,913,000	USD	Highwoods Realty LP, 5.85% due 3/15/2017	1,911,173
		The Interpublic Group of Cos., Inc.:
2,194,000	USD	6.25% due 11/15/2014	2,215,940
1,463,000	USD	10% due 7/15/2017	1,620,273
		Leucadia National Corp.:
676,000	USD	8.125% due 9/15/2015	696,280
6,764,000	USD	7.125% due 3/15/2017	6,561,080
35,365,000	USD	Liberty Media LLC, 5.7% due 5/15/2013	36,337,537
36,392,000	USD	Mohawk Industries Inc., 6.875% due 1/15/2016 (e)	37,210,820
10,759,000	USD	Penn Virginia Corp., 10.375% due 6/15/2016	11,512,130
		QVC Inc.:
4,678,000	USD	7.125% due 4/15/2017 (d)	4,607,830
30,649,000	USD	7.5% due 10/1/2019 (d)	30,265,887
61,015,000	USD	Sirius XM Radio, Inc., 8.75% due 4/1/2015 (d)	60,404,850
6,550,000	USD	Vulcan Materials Co., 7% due 6/15/2018	7,308,536
29,560,000	USD	Willis North America Inc., 6.2% due 3/28/2017	30,812,014
			438,692,756

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $635,095,842)	674,753,876

CONVERTIBLE BONDS — 0.6%
Switzerland — 0.6%
32,725,000	CHF	Pargesa Holdings SA, 1.75% due 6/15/2014
		(Cost — $23,418,912)	28,425,830

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.5%
United States — 0.5%
6,273,000	USD	Citigroup/Deutsche Bank Commercial Mortgage Trust,
		CD 2007 CD4 A4, 5.322% due 12/11/2049	6,105,899
17,812,000	USD	Credit Suisse Mortgage Capital Certificates,
		5.826% due 6/15/2038	18,865,578

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
		(Cost — $15,745,714)	24,971,477

FOREIGN GOVERNMENT BONDS — 4.3%
Hong Kong — 1.2%
430,350,000	HKD	Hong Kong Government Bond, 2.66% due 12/17/2012	57,712,682

Singapore — 3.1%
190,675,000	SGD	Singapore Government Bond, 2.25% due 7/1/2013	143,388,064

		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost — $200,142,286)	201,100,746

Ounces
COMMODITIES — 6.8%
258,084		Gold Bullion (a) (Cost — $261,872,002)	320,837,203

Principal
Amount
SHORT TERM INVESTMENTS — 11.0%
Commercial Paper — 8.4%
21,100,000	USD	Consolidated Edison Inc., 0.35% due 7/12/2010 (d)	21,097,743

See Notes to Schedule of Investments.

4

Principal Amount		Description	Value
Commercial Paper — 8.4% (continued)
		Dell Inc.:
62,000,000	USD	0.15% due 7/19/2010 (d)	$61,995,350
11,609,000	USD	0.15% due 7/20/2010 (d)	11,608,081
18,000,000	USD	Florida Power & Light Co., 0.4% due 7/12/2010 (d)	17,997,800
2,900,000	USD	GDF Suez SA, 0.32% due 7/8/2010 (d)	2,899,820
7,150,000	USD	Hewlett Packard Co., 0.16% due 7/9/2010 (d)	7,149,746
		Nestlé Capital Corp.:
25,000,000	USD	0.03% due 7/1/2010 (d)	25,000,000
19,700,000	USD	0.03% due 7/6/2010	19,699,918
47,900,000	USD	0.01% due 7/6/2010 (d)	47,899,933
		Orange & Rockland Utilities Inc.:
12,900,000	USD	0.3% due 7/1/2010 (d)	12,900,000
25,000,000	USD	0.4% due 7/12/2010 (d)	24,996,944
		Reed Elsevier Plc:
5,400,000	USD	0.37% due 7/8/2010 (d)	5,399,612
44,600,000	USD	0.33% due 7/8/2010 (d)	44,597,138
		Sigma-Aldrich Corp.:
5,000,000	USD	0.19% due 7/1/2010 (d)	5,000,000
19,300,000	USD	0.16% due 7/7/2010 (d)	19,299,485
8,900,000	USD	0.17% due 7/14/2010 (d)	8,899,454
58,600,000	USD	Vulcan Materials Co., 0.65% due 7/1/2010 (d)	58,600,000
			395,041,024

Treasury Bills — 2.6%
		United States Treasury Bills:
98,259,800	USD	due 7/15/2010 (f)	98,254,129
17,686,000	USD	due 9/16/2010 (f)	17,679,951
5,171,000	USD	due 10/14/2010 (f)	5,168,782
			121,102,862

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $516,143,625)	516,143,886

		TOTAL INVESTMENTS — 98.8% (Cost — $4,553,763,289) (g)	4,651,523,621
		Other Assets In Excess of Liabilities — 1.2% (h)	58,785,058

		TOTAL NET ASSETS — 100.0%	$4,710,308,679

Schedule of Written Call Options — (0.0%)
		Expiration	Strike
Contracts	Description	Date	Price	Value
(885)	Frontier Oil Corp.	7/17/2010	$12.50	$(99,562)
(8,675)	MetroPCS Communications Inc.	8/21/2010	7.50	(910,875)
(7,793)	MetroPCS Communications Inc.	8/21/2010	9.00	(272,755)
(12,965)	MetroPCS Communications Inc.	11/20/2010	9.00	(875,138)

	TOTAL WRITTEN CALL OPTIONS
	(Premiums Received — $2,764,785)			$(2,158,330)

Schedule of Written Put Options — (0.2%)
		Expiration	Strike
Contracts	Description	Date	Price	Value
(3,684)	Aon Corp.	7/17/2010	$40.00	$(1,068,360)
(2,036)	Contango Oil & Gas Co.	7/17/2010	55.00	(2,097,080)
(6,101)	Costco Wholesale Corp.	7/17/2010	57.50	(1,784,543)
(4,405)	eBay Inc.	7/17/2010	24.00	(1,938,200)
(3,519)	Marsh & McLennan Cos., Inc.	7/17/2010	25.00	(932,535)

See Notes to Schedule of Investments.

5

Schedule of Written Put Options — (0.2%) (continued)
		Expiration	Strike
Contracts	Description	Date	Price	Value
(5,795)	Marsh & McLennan Cos., Inc.	7/17/2010	$22.50	$(347,700)
(2,871)	Papa John’s International Inc.	10/16/2010	22.50	(445,005)
(3,062)	Wal Mart Stores, Inc.	9/18/2010	55.00	(2,242,915)
	TOTAL WRITTEN PUT OPTIONS
	(Premiums Received — $4,710,933)			$(10,856,338)

Abbreviations used in this schedule:
ADR - American Depositary Receipt
CHF - Swiss franc
EUR - euro
GBP - British pound
HKD - Hong Kong dollar
NVDR - Non Voting Depositary Receipt
SGD - Singapore dollar
USD - United States dollar

(a)	Non income producing investment.
(b)	Security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	Shares Held at
	September 30,	Shares	Shares	Shares Held at	Value at	Realized	Dividend
Security	2009	Purchased	Sold	June 30, 2010	June 30, 2010	Gain/(Loss)	Income
Shoei Co., Ltd.	1,662,700	1,717,000	—	3,379,700	$22,744,121	—	$167,049
ValueClick Inc.	—	5,784,239	—	5,784,239	61,833,515	—	—
Total	1,662,700	7,501,239	—	9,163,939	$84,577,636	—	$167,049

(c)	All or a portion of this security is subject to written call option assignment which would result in the sale of the security at a strike price determined by the option contract.
(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Variable rate security. The interest rate disclosed is that which is in effect at June 30, 2010.
(f)	All or a portion of this security is held at the custodian as collateral for written put options. As of June 30, 2010, portfolio securities and cash valued at $121,138,193 were segregated to cover collateral requirements.
(g)	Aggregate cost for federal income tax purposes is substantially the same.
(h)	Other Assets in Excess of Liabilities include a receivable for shareholder subscriptions not yet received in cash.

Sector/Industry Breakdown (As a Percent of Total Investments):

Consumer Discretionary	14.4%
Industrials	12.2%
Technology	11.3%
Consumer Staples	10.1%
Telecommunication Services	9.3%
Gold	6.9%
Financials	4.9%
Foreign Government Bonds	4.3%

See Notes to Schedule of Investments.

6

Sector/Industry Breakdown (As a Percent of Total Investments) (continued):

Holding Company	3.8%
Energy	3.5%
Health Care	3.2%
Materials	2.0%
Real Estate	1.7%
Utilities	0.9%
Mining	0.4%
Short Term Investments	11.1%
100.0%

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
June 30, 2010

Shares	Description	Value
COMMON STOCKS — 65.9%
Argentina — 0.3%
871	Nortel Inversora SA, Series ‘B’, ADR (a)	$16,575
222,653	Telecom Argentina SA, ADR	3,658,189
		3,674,764
Belgium — 0.4%
53,902	Sofina SA	4,190,815

France — 15.6%
5,875	Alten	144,053
52,517	Bolloré	8,480,303
420,136	Bureau Veritas SA	22,867,599
96,390	Carrefour SA	3,859,080
41,950	Ciments Français SA	3,139,471
15,795	Financière de l’Odet SA	5,002,369
432,397	GDF Suez SA	12,425,778
21,057	Groupe Crit	514,991
74,140	Guyenne et Gascogne SA	7,032,657
202,100	Legrand SA	6,042,522
43,310	Neopost SA	3,151,746
253,456	Publicis Groupe SA	10,190,781
38,530	Robertet SA	4,711,640
16,030	Séché Environnement SA	1,034,020
182,628	Securidev SA (b)	4,086,877
451,902	Sodexo	25,281,826
3,430	Sucrière de Pithiviers-Le-Vieil SA	2,822,814
245,450	Teleperformance	6,163,548
556,750	Total SA, ADR	24,853,320
622,767	Vivendi SA	12,805,470
		164,610,865

Germany — 0.8%
928,595	Wirecard AG	7,971,435

Hong Kong — 0.6%
12,234,480	Clear Media Ltd. (a)	6,740,284

India — 0.7%
724,225	Federal Bank Ltd.	4,946,935
175,277	Patni Computer Systems Ltd.	1,955,615
		6,902,550

Italy — 0.3%
647,927	Gewiss S.p.A.	3,327,733

Japan — 25.3%
434,000	Amada Co., Ltd.	2,896,115
430,100	Ariake Japan Co., Ltd.	6,795,789
904,200	Astellas Pharma Inc.	30,578,047
112,200	Canon Inc.	4,225,821
422,900	Cosel Co., Ltd.	6,538,532
72,700	FANUC Ltd.	8,337,703
814,900	Hi Lex Corp.	10,700,661
132,077	Hitachi Tool Engineering Ltd.	1,498,312
490,500	Icom Inc.	11,245,190
434,000	Kanamoto Co., Ltd.	2,042,006
3,581	KDDI Corp.	17,193,174
493,940	Kose Corp.	11,687,185
59,300	Kyocera Corp.	4,869,287
9,490	Medikit Co., Ltd.	2,361,364

See Notes to Schedule of Investments.

1

Shares	Description	Value
Japan — 25.3% (continued)
174,500	Meitec Corp.	$3,177,572
474,500	Milbon Co., Ltd.	11,382,848
634,102	Miura Co., Ltd.	14,544,578
150,900	Nifco Inc.	3,154,026
522,300	Nippon Thompson Co., Ltd.	3,579,865
787,400	Nissin Healthcare Food Service Co., Ltd.	10,268,305
71,600	Nitto Kohki Co., Ltd.	1,581,573
11,279	NTT DoCoMo, Inc.	17,158,011
1,827	Okinawa Cellular Telephone Co.	3,614,119
1,384	Pasona Group Inc.	898,508
98,200	San-A Co. Ltd.	3,770,729
657,300	Secom Co., Ltd.	29,402,494
10,600	Secom Joshinetsu Co., Ltd.	243,255
303,200	Shingakukai Co., Ltd.	898,472
995,900	Shoei Co., Ltd.	6,702,036
267,750	Shofu Inc.	2,122,861
4,500	SK Kaken Co., Ltd.	128,513
47,800	SMC Corp.	6,471,368
3,052	So-net Entertainment Corp.	7,342,198
559	Techno Medica Co., Ltd.	1,656,484
1,753,100	Temp Holdings Co., Ltd.	15,763,326
560,590	Toshiba Machine Co., Ltd.	2,295,239
		267,125,566

Malaysia — 3.2%
39,788,800	Genting Malaysia Bhd	33,551,637

Netherlands — 0.3%
36,934	Hal Trust NV	3,464,135

Singapore — 1.1%
1,828,230	Haw Par Corp. Ltd.	7,499,493
6,772,000	Super Group Ltd.	4,283,013
		11,782,506

South Africa — 0.8%
632,510	Net 1 UEPS Technologies Inc. (a)	8,481,959

South Korea — 8.3%
67,140	Fursys Inc.	1,813,162
895,800	Kangwon Land, Inc.	13,562,009
297,772	KT&G Corp.	14,669,712
11,293	Lotte Chilsung Beverage Co., Ltd.	7,328,646
9,812	Lotte Confectionery Co., Ltd.	10,237,855
51,570	Nong Shim Co., Ltd.	9,664,377
107,412	SK Holdings Co., Ltd.	7,682,551
1,419,250	SK Telecom Co., Ltd., ADR	20,905,552
16,290	SK Telecom Co., Ltd.	2,139,623
		88,003,487

Switzerland — 3.8%
32,750	Affichage Holding SA (a)	3,676,532
6,691	Banque Cantonale Vaudoise	2,765,543
295	Metall Zug AG	752,656
515,720	Nestlé SA	24,976,188
32,300	Panalpina Welttransport (Holding) AG (a)	2,565,181
63,244	Schindler Holding AG	5,362,992
		40,099,092

See Notes to Schedule of Investments.

2

Shares		Description	Value
Taiwan — 0.6%
3,687,000		Taiwan Secom Co., Ltd.	$5,794,734

Thailand 1.0%
1,236,370		Bangkok Bank Public Co., Ltd., NVDR	4,771,419
30,985,930		Thai Beverage Public Co., Ltd.	6,200,286
			10,971,705

United Kingdom — 2.8%
102,580		Diageo Plc, ADR	6,435,869
842,600		Jardine Lloyd Thompson Group Plc	6,615,673
5,525,460		Vodafone Group Plc	11,487,657
222,850		Vodafone Group Plc, ADR	4,606,309
			29,145,508

		TOTAL COMMON STOCKS
		(Cost — $686,950,846)	695,838,775

Principal
Amount
CORPORATE NOTES & BONDS — 6.9%
Australia — 0.5%
4,734,000	USD	FMG Finance Property, Ltd., 10.625% due 9/1/2016 (c)	5,231,070

France — 4.3%
1,850,000	EUR	Ciments Français SA, 4.75% due 4/4/2017	2,278,216
9,300,000	EUR	Imerys SA, 5% due 4/18/2017	11,583,860
		Lafarge SA:
800,000	USD	6.5% due 7/15/2016	829,762
3,500,000	EUR	5.375% due 6/26/2017	4,183,063
		Wendel:
12,500,000	EUR	4.875% due 5/26/2016 (c)	13,222,062
13,500,000	EUR	4.375% due 8/9/2017	13,289,319
			45,386,282

Netherlands — 1.5%
5,347,000	EUR	ASML Holding NV, 5.75% due 6/13/2017	6,755,723
		UPC Holding BV:
1,568,000	EUR	8.625% due 1/15/2014 (c)	1,893,460
380,000	EUR	7.75% due 1/15/2014 (c)	451,904
5,183,000	EUR	8% due 11/1/2016 (c)	6,052,819
			15,153,906

United States — 0.6%
3,301,000	USD	Global Crossing Ltd., 12% due 9/15/2015 (c)	3,515,565
2,134,000	GBP	Global Crossing UK Finance Plc, 11.75% due 12/15/2014	3,172,469
			6,688,034

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $68,315,473)	72,459,292

CONVERTIBLE BONDS — 0.6%
Switzerland — 0.6%
7,540,000	CHF	Pargesa Holdings SA, 1.75% due 6/15/2014
		(Cost — $5,580,848)	6,549,450

See Notes to Schedule of Investments.

3

Principal Amount		Description	Value
FOREIGN GOVERNMENT BONDS — 6.4%
Canada — 0.2%
2,195,000	CAD	Canada Government Bond, 4% due 9/1/2010	$2,073,451

Hong Kong — 1.6%
126,950,000	HKD	Hong Kong Government Bond, 2.66% due 12/17/2012	17,024,805

Singapore — 4.6%
		Singapore Government Bond:
27,052,000	SGD	3.125% due 2/1/2011	19,647,528
38,010,000	SGD	2.25% due 7/1/2013	28,583,612
			48,231,140

		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost — $67,021,479)	67,329,396

Ounces
COMMODITIES — 6.6%
56,489		Gold Bullion (a) (Cost — $57,369,658)	70,223,850

Principal
Amount
SHORT-TERM INVESTMENTS — 11.3%
Commercial Paper — 11.1%
5,300,000	USD	Consolidated Edison Inc., 0.35% due 7/12/2010 (c)	5,299,433
17,100,000	USD	GDF Suez SA, 0.32% due 7/8/2010 (c)	17,098,936
		Nestlé Capital Corp.:
5,300,000	USD	0.03% due 7/6/2010 (c)	5,299,978
4,100,000	USD	0.03% due 7/7/2010 (c)	4,099,980
10,200,000	USD	0.1% due 7/12/2010 (c)	10,199,688
10,595,000	USD	Orange & Rockland Utilities Inc., 0.35% due 7/20/2010 (c)	10,593,043
18,900,000	USD	Reed Elsevier Plc, 0.33% due 7/9/2010 (c)	18,898,614
		Sigma-Aldrich Corp.:
14,700,000	USD	0.16% due 7/7/2010 (c)	14,699,608
1,600,000	USD	0.17% due 7/8/2010 (c)	1,599,947
30,000,000	USD	Vulcan Materials Co., 0.65% due 7/1/2010 (c)	30,000,000
			117,789,227

Treasury Bill — 0.2%
Canada — 0.2%
2,275,000	CAD	Canada Treasury Bill, due 8/19/2010	2,136,278

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $119,972,811)	119,925,505

		TOTAL INVESTMENTS 97.7% (Cost — $1,005,211,115) (d)	1,032,326,268
		Other Assets In Excess of Liabilities — 2.3% (e)	24,352,925

		TOTAL NET ASSETS — 100.0%	$1,056,679,193

Abbreviations used in this schedule:
ADR - American Depositary Receipt
CAD - Canadian dollar
CHF - Swiss franc
EUR - euro
GBP - British pound
HKD - Hong Kong dollar
NVDR - Non Voting Depositary Receipt

See Notes to Schedule of Investments.

4

Abbreviations used in this schedule (continued):
SGD - Singapore dollar
USD - United States dollar

(a)	Non income producing investment.
(b)	Security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the Fund indirectly or directly has ownership of at least 5% of the company s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	Shares Held at
	September 30,	Shares	Shares	Shares Held at	Value at	Realized	Dividend
Security	2009	Purchased	Sold	June 30, 2010	June 30, 2010	Gain/(Loss)	Income
Securidev SA	92,718	89,910	—	182,628	$4,086,877	—	$62,635

(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(d)	Aggregate cost for federal income tax purposes is substantially the same.
(e)	Other Assets in Excess of Liabilities include a receivable for shareholder subscriptions not yet received in cash.

Sector/Industry Breakdown (As a Percent of Total Investments):

Industrials	18.2%
Consumer Staples	13.8%
Consumer Discretionary	12.1%
Telecommunication Services	9.3%
Gold	6.8%
Foreign Government Bonds	6.5%
Technology	5.4%
Holding Company	3.6%
Health Care	3.6%
Energy	2.4%
Financials	2.2%
Materials	2.1%
Utilities	1.2%
Real Estate	0.7%
Mining	0.5%
Short Term Investments	11.6%
Total Investments	100.0%

See Notes to Schedule of Investments.

5

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 — Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each an investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts Business Trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds.   The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Equity securities are generally valued at the official closing price or the last sale price on the exchange or over-the-counter market that is the primary market for such securities. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively.

Exchange-traded options are generally valued at the mean of the bid and asked quotations on the exchange at closing. Exchange-traded options may also be valued at the NBBO (National Best Bid and Offer from participant exchanges) reported by the Options Price Reporting Authority. Over-the-counter options not traded on an exchange are valued at the mean of the bid and asked quotations. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short options, respectively.

Precious metals are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the U.S. or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

Futures contracts are valued daily at the official settlement price determined by the exchange on which they are traded.

The value of any investment that is listed or traded on more than one exchange is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

The Board of Trustees (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of investments or other assets or liabilties held by the Funds.

Notes to Schedules of Investments (unaudited)	IVA Funds

Fair Value Measurement.   The Funds adhere to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820-10-65 (“ASC 820-10-65”), Fair Value Measurements and Disclosures. ASC 820-10-65 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
ASSETS
Common stocks(a):
Foreign	$1,900,971,139	—	—	$1,900,971,139
United States	984,319,464	—	—	984,319,464
Corporate notes & bonds(a)	—	$674,753,876	—	674,753,876
Convertible bonds(a)	—	28,425,830	—	28,425,830
Commercial mortgage backed securities	—	24,971,477	—	24,971,477
Foreign government bonds(a)	—	201,100,746	—	201,100,746
Commodities	320,837,203	—	—	320,837,203
Short-term investments(a)	—	516,143,886	—	516,143,886
Unrealized appreciation on open forward foreign currency contracts	—	2,586	—	2,586
Total assets	$3,206,127,806	$1,445,398,401	—	$4,651,526,207
LIABILITIES
Written options	$(13,014,668)	—	—	$(13,014,668)
Unrealized depreciation on open forward foreign currency contracts	—	$(24,445,279)	—	(24,445,279)
Unrealized depreciation on open futures contracts	(2,745,272)	—	—	(2,745,272)
Total liabilities	$(15,759,940)	$(24,445,279)	—	$(40,205,219)

(a) See Schedule of Investments for additional detailed categorization.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
ASSETS
Common stocks(a):
Foreign	$695,838,775	—	—	$695,838,775
Corporate notes & bonds(a)	—	$72,459,292	—	72,459,292
Convertible bonds(a)	—	6,549,450	—	6,549,450
Foreign government bonds(a)	—	67,329,396	—	67,329,396
Commodities	70,223,850	—	—	70,223,850
Short-term investments(a)	—	119,925,505	—	119,925,505
Unrealized appreciation on open forward foreign currency contracts	—	949	—	949
Total assets	$766,062,625	$266,264,592	—	$1,032,327,217
LIABILITIES
Unrealized depreciation on open forward foreign currency contracts	—	$(6,475,140)	—	$(6,475,140)
Unrealized depreciation on open futures contracts	$(677,405)	—	—	(677,405)
Total liabilities	$(677,405)	$(6,475,140)	—	$(7,152,545)

(a) See Schedule of Investments for additional detailed categorization.

For the nine months ended June 30, 2010, the Funds had no significant assets or liabilities transferred between levels of the fair value hierarchy.

Portfolio Transactions.   Portfolio transactions are recorded on a trade date basis.

Foreign Currency Translation.   Portfolio securities and other assets initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Note 2 — Investments

The following information is based upon the book basis of each Fund’s investments as of June 30, 2010:

	Worldwide	International
	Fund	Fund
Cost basis of investments	$4,553,763,289	$1,005,211,115
Gross unrealized appreciation	$255,827,098	$60,805,952
Gross unrealized depreciation	(158,066,766)	(33,690,799)
Net unrealized appreciation	$97,760,332	$27,115,153

The Worldwide Fund had the following forward foreign currency contracts open at June 30, 2010:

		Local			USD	Unrealized
	Settlement	Currency		USD	Value at	Appreciation/
Foreign Currency	Date	Amount		Equivalent	June 30, 2010	(Depreciation)
Contracts to Buy:
British pound	9/13/2010	GBP	158,000	$233,473	$236,059	$2,586
Euro	9/13/2010	EUR	6,819,000	8,382,597	8,341,857	(40,740)
						(38,154)

Contracts to Sell:
British pound	9/13/2010	GBP	3,744,000	$5,456,608	$5,593,700	$(137,092)
Euro	9/13/2010	EUR	294,435,000	351,914,339	360,189,875	(8,275,536)
Japanese yen	9/13/2010	JPY	32,633,037,000	355,529,339	369,531,795	(14,002,456)
Swiss franc	9/13/2010	CHF	30,311,000	26,169,652	28,159,107	(1,989,455)
						(24,404,539)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(24,442,693)

Notes to Schedules of Investments (unaudited)	IVA Funds

The International Fund had the following forward foreign currency contracts open at June 30, 2010:

		Local			USD	Unrealized
	Settlement	Currency		USD	Value at	Appreciation/
Foreign Currency	Date	Amount		Equivalent	June 30, 2010	(Depreciation)
Contracts to Buy:
British pound	9/13/2010	GBP	58,000	$85,705	$86,654	$949
Euro	9/13/2010	EUR	3,194,000	3,925,170	3,907,302	(17,868)
						(16,919)
Contracts to Sell:
British pound	9/13/2010	GBP	2,196,000	$3,218,846	$3,280,920	$(62,074)
Euro	9/13/2010	EUR	65,195,000	77,893,312	79,754,713	(1,861,401)
Japanese yen	9/13/2010	JPY	9,457,692,000	103,022,068	107,097,537	(4,075,469)
Swiss franc	9/13/2010	CHF	6,983,000	6,028,923	6,487,251	(458,328)
						(6,457,272)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(6,474,191)

The Worldwide Fund had the following futures contracts open at June 30, 2010:

			USD Market Value of
	Number of	Expiration	Instruments Underlying	Unrealized
	Contracts	Date	the Contracts	Depreciation
Contracts to Sell:
Japanese Government 10-Year Bonds	231	9/9/2010	$370,112,085	$(2,745,272)

The International Fund had the following futures contracts open at June 30, 2010:

			USD Market Value of
	Number of	Expiration	Instruments Underlying	Unrealized
	Contracts	Date	the Contracts	Depreciation
Contracts to Sell:
Japanese Government 10-Year Bonds	57	9/9/2010	$91,326,359	$(677,405)

Note 3 — Derivative Instruments and Hedging Activities

The Funds adhere to FASB Accounting Standards Codification 815-10-50 (“ASC 815-10-50”), Derivative Instruments and Hedging Activities. ASC 815-10-50 requires enhanced disclosure about an entity’s derivative and hedging activities, including their effect on a Fund’s financial positions, performance and cash flow.

The following is a summary of the Worldwide Fund’s derivative instruments categorized by risk exposure at June 30, 2010.

				Unrealized
		Unrealized	Unrealized	Depreciation
	Written	Appreciation on	Depreciation on	on Open
	Options, at	Open Forward Foreign	Open Forward Foreign	Futures
Risk-Type Category	value	Currency Contracts	Currency Contracts	Contracts	Total
Interest rate contracts	—	—	—	$(2,745,272)	$(2,745,272)
Foreign exchange contracts	—	$2,586	$(24,445,279)	—	(24,442,693)
Equity contracts	$(13,014,668)	—	—	—	(13,014,668)
Total	$(13,014,668)	$2,586	$(24,445,279)	$(2,745,272)	$(40,202,633)

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the International Fund’s derivative instruments categorized by risk exposure at June 30, 2010.

			Unrealized
	Unrealized	Unrealized	Depreciation
	Appreciation on	Depreciation on	on Open
	Open Forward Foreign	Open Forward Foreign	Futures
Risk-Type Category	Currency Contracts	Currency Contracts	Contracts	Total
Interest rate contracts	—	—	$(677,405)	$(677,405)
Foreign exchange contracts	$949	$(6,475,140)	—	(6,474,191)
Total	$949	$(6,475,140)	$(677,405)	$(7,151,596)

Item 2.            Controls and Procedures.

(a)            Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)            There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.            Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 27, 2010

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	August 27, 2010